Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Schedule Of Property Plant And Equipment Estimated Useful Lives Table [Table Text Block]
The estimated useful lives of assets are as follows:

Furniture and fixtures	10 years
Computer equipment and software	1 to 3 years
Office equipment	3 to 10 years
Vehicles	8 years
Leasehold improvements	6 years
Website development costs	3 to 5 years